Debt Securities In Issue (Details) £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Debt Securities In Issue [Line Items]
Notional amount	£ 223,242			£ 176,472
Debt securities	33,910			31,531
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	11,656			10,644
Euro 35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000
Debt securities	15,000			15,205
US$20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Debt securities	2,761			1,851
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,530			2,874
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	194			60
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	2,769			897
– US$30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | $			$ 30,000,000,000			$ 30,000,000,000
Debt securities	744			739
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000			€ 30,000,000,000
Debt securities	3,784			3,211
- US SEC-registered Debt Programme - Santander UK plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	£ 7,128			£ 6,694